SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies [Line Items]
Income tax benefit realization threshold	50.00%
Warranty income (expense)	$ (83)	$ 437	$ 252
Warranty provision	2,106	2,023
Trade receivables sold	6,968	19,797
Accrued severance pay	7,409	7,962
Financial expense related to factoring arrangements	585	553	536
Severance expense	$ 2,107	$ 1,852	$ 1,662
Outstanding options excluded from the calculations of diluted net earnings per share due to their anti-dilutive effect	2,426,689	4,668,032	3,848,290
Impairment of long lived assets
Lease assets current	7,000
Lease liabilities current	$ 7,000
Maximum [Member]
Significant Accounting Policies [Line Items]
Warranty period	3 years
Minimum [Member]
Significant Accounting Policies [Line Items]
Warranty period	1 year